Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [line items]
Inventories	¥ 1,760	¥ 1,893
Gross carrying amount [member]
Disclosure of inventories [line items]
Consumable spare parts and maintenance materials	1,613	1,683
Other supplies	219	264
Inventories	1,832	1,947
Accumulated impairment provision [member]
Disclosure of inventories [line items]
Inventories	¥ (72)	¥ (54)